Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events

14. Subsequent Events

Filing of Plan of Reorganization, Disclosure Statement and Form S-4

On April 15, 2013, the Company and other Debtors filed with the Bankruptcy Court the Plan of Reorganization (the Plan) and a related Disclosure Statement (the Disclosure Statement), which contemplate that AMR will emerge from Chapter 11 and merge with US Airways Group (as further described in Note 13 to the Condensed Consolidated Financial Statements). The Plan addresses various subjects with respect to the Debtors, including the resolution of pre-petition obligations as well as the capital structure and corporate governance after exit from the Chapter 11 Cases. The Plan further provides that, upon the effectiveness of the Plan and the Merger, which are anticipated to occur contemporaneously, all shares of existing AMR common stock and other equity interests in AMR will be cancelled and any rights with respect thereto will cease to exist.

Generally, for purposes of the Plan, all 20 Debtors will be “substantively consolidated” into three nodes, consisting of: (i) AMR Debtors, (ii) American Debtors, and (iii) Eagle Debtors. As among the AMR Debtors, the American Debtors, and the Eagle Debtors, the Plan will separately classify creditor claims. However, pursuant to the compromises incorporated into the Plan relating to certain inter-creditor issues and the treatment of intercompany claims among the Debtors, general unsecured claims of similar rank and priority will be treated the same under the Plan regardless of the Debtor against which such claim was filed.

The Plan contains provisions related to the treatment of prepetition unsecured claims against the Debtors and equity interests in AMR as described in Note 13 to the Condensed Consolidated Financial Statements under “Support Agreement and Term Sheet.”

On April 15, 2013, the Company also filed a Form S-4 registration statement with the Securities and Exchange Commission (the SEC) to register the shares of AAG Common Stock that will be issued to stockholders of US Airways Group as consideration in the Merger in exchange for their US Airways Group common stock. The AAG Common Stock cannot be issued to US Airways Group stockholders until the SEC declares the registration statement to be effective.

The Company and other Debtors have until July 29, 2013 to solicit and obtain acceptances for the Plan. To be accepted by holders of claims against the Debtors, the Plan must be approved by at least one-half in number and two-thirds in dollar amount of claims actually voting in each impaired class. Under certain circumstances set forth in Section 1129(b) of the Bankruptcy Code, the Bankruptcy Court may confirm a plan even if such plan has not been accepted by all impaired classes of claims and equity interests. A class of claims or equity interests that does not receive or retain any property under the plan on account of such claims or interests is deemed to have voted to reject the plan. The precise requirements and evidentiary showing for confirming a plan notwithstanding its rejection by one or more impaired classes of claims or equity interests depends upon a number of factors, including the status and seniority of the claims or equity interests in the rejecting class (i.e., secured claims or unsecured claims, subordinated or senior claims, preferred or common stock).

The information contained in the Disclosure Statement is subject to change, whether as a result of amendments to the Plan of Reorganization, actions of third parties or otherwise.

Nothing contained in this Form 10-Q is intended to be, nor should it be construed as, a solicitation for a vote on the Plan. The Plan will become effective only if it receives the requisite approval and is confirmed by the Bankruptcy Court. There can be no assurance that the Bankruptcy Court will confirm the Plan of Reorganization or that any such plan will be implemented successfully.

Other

On April 3, 2013, the Bankruptcy Court entered an order approving a stipulation providing that, among other things, (i) the 1990 and 1994 series of special facility revenue bonds that financed certain improvements at John F. Kennedy International Airport (JFK) will be treated as general unsecured claims, (ii) the Debtors may continue to use any premises and improvements at JFK or LaGuardia Airport financed by the 1990 or 1994 series of special facility revenue bonds, (iii) the Debtors will assume the leases at JFK that currently relate to the 2002 and 2005 series of special facility revenue bonds, and (iv) the Debtors’ use of premises at JFK will continue to be governed by those leases as well as any other leases that may apply (including leases with the Port Authority of New York and New Jersey). As a result, the Company expects a claim of $171 million, of which $124 million has been previously accrued, plus post-petition interest.

17. Subsequent Events

Restructuring of Agreements with The Boeing Company and Amendment of Agreement with Airbus S.A.S.

American entered into an agreement on January 11, 2013 (the Restructuring Agreement) with Boeing that provides for the assumption and restructuring of certain existing aircraft purchase agreements (the Restructured Aircraft Purchase Agreements) between Boeing and American, the entering into of a definitive purchase agreement (the MAX purchase agreement) with respect to Boeing 737 MAX aircraft (the MAX aircraft), certain financing commitments for the Boeing 787 aircraft (the 787 aircraft) and certain Boeing 737-8 aircraft (the 737 aircraft), the assumption of certain other aircraft spare parts, support and services agreements, and a comprehensive settlement of the relationship among American and its affiliates and Boeing and certain affiliates of Boeing, including all claims asserted by Boeing and such affiliates in the Chapter 11 Cases, with certain limited exceptions.

The Bankruptcy Court issued an order on January 23, 2013 approving the Restructuring Agreement, assumption of the Restructured Aircraft Purchase Agreements, and the MAX purchase agreement.

The Restructured Aircraft Purchase Agreements provide for the substitution of up to 20 787-8 aircraft for 787-9 aircraft, an accelerated delivery schedule for the 787 aircraft with deliveries scheduled to commence in November 2014 and continue in each calendar year through September 2018, and the confirmation of the purchase of the Boeing 787 aircraft, which previously had been subject to certain reconfirmation rights. Under the Restructured Aircraft Purchase Agreements, American will have the option to purchase 40 737 aircraft, 13 777 aircraft and 58 787 aircraft.

Pursuant to the Restructuring Agreement, American entered into the MAX purchase agreement pursuant to which American will acquire 100 MAX aircraft, equipped with new, more fuel efficient engines. The MAX purchase agreement constitutes the definitive purchase agreement contemplated by and supersedes the agreement entered into by American and Boeing on July 19, 2011 (the 2011 MAX order) that provided for the commitment of American to purchase such MAX aircraft (referred to in the 2011 MAX order as 737RE aircraft). The 2011 MAX order was subject to a number of contingencies, including the parties entering into a definitive purchase agreement and Boeing’s approval of the launch of the Boeing 737 re-engined aircraft program, which was approved in August, 2011. Under the MAX purchase agreement, the MAX aircraft are scheduled to be delivered in each of the years 2018 through 2022. In addition, under the MAX purchase agreement, American will have the option to purchase 60 additional MAX aircraft in the years 2020-2025.

American also, on January 11, 2013, entered into an amendment to the A320 Family Aircraft Purchase Agreement with Airbus, dated July 20, 2011 (the Airbus Amendment) specifying the scheduled delivery months of certain aircraft and revising the date by which American must notify Airbus of the engine selection of certain aircraft types. The Airbus Amendment became effective on January 23, 2013, when the Court entered an order approving assumption of the A320 Family Purchase Agreement. Agreements pursuant to which Airbus agreed to providing financing for the purchase of certain aircraft also were assumed.

Reflecting the above transactions, American had total aircraft acquisition commitments as follows:

		Boeing				Airbus
		737 Family	737 MAX	777-300 ER	787 Family	A320 Family	A320 NEO	Total
2013	Purchase	31	—	8	—	—	—	39
	Lease	—	—	—	—	20	—	20
2014	Purchase	5	—	6	2	—	—	13
	Lease	15	—	—	—	35	—	50
2015	Purchase	—	—	2	11	—	—	13
	Lease	20	—	—	—	30	—	50
2016	Purchase	—	—	2	13	—	—	15
	Lease	20	—	—	—	25	—	45
2017	Purchase	—	—	—	9	—	10	19
	Lease	20	—	—	—	20	—	40
2018 and beyond	Purchase	—	100	—	7	—	120	227
	Lease	—	—	—	—	—	—	—

Total	Purchase	36	100	18	42	—	130	326
	Lease	75	—	—	—	130	—	205

Subject to assumption of certain of the related agreements, payments for the above purchase commitments and certain engines will approximate $2.3 billion in 2013, $1.5 billion in 2014, $1.7 billion in 2015, $2.1 billion in 2016, $2.1 billion in 2017 and $12.8 billion for 2018 and beyond. These amounts are net of purchase deposits currently held by the manufacturers. American has granted Boeing a security interest in American’s purchase deposits with Boeing.

New Capacity Purchase Agreement

On January 23, 2013, American entered into a 12 year capacity purchase agreement with Republic Airline Inc. (Republic), a subsidiary of Republic Airways Holdings, to provide large regional jet flying. Through the agreement, which is subject to approval by the Bankruptcy Court, Republic will acquire 53 Embraer E-175 aircraft featuring a two-class cabin with 12 first class seats and 64 seats in the main cabin. The aircraft, which will fly under the American Eagle brand, will phase into operation at approximately two to three aircraft per month beginning in mid-2013. All 53 aircraft are expected to be in operation by the first quarter of 2015.

Reflecting the above transaction, American’s minimum fixed obligations under its capacity purchase agreements with third party regional airlines will approximate $353 million in 2013, $589 million in 2014, $739 million in 2015, $736 million in 2016, $580 million in 2017 and $4.8 billion in 2018 and beyond. These obligations contemplate minimum levels of flying by the third party airlines under the respective agreements and also reflect assumptions regarding certain costs associated with the minimum levels of flying such as the cost of fuel, insurance, catering, property tax and landing fees. Accordingly, actual payments under these agreements could differ materially from the minimum fixed obligations set forth above.

EETC Transactions

The Company filed a motion with the Bankruptcy Court on October 9, 2012, requesting entry of an order authorizing American to, among other things: (i) obtain postpetition financing in an amount of up to $1.5 billion secured on a first priority basis by, among other things, up to 41 Boeing 737-823 aircraft, 14 Boeing 757-223 aircraft, one Boeing 767-323ER aircraft and 19 Boeing 777-223ER aircraft as part of a new enhanced equipment trust certificate (EETC) financing (the Refinancing EETC) to be offered pursuant to Rule 144A under the Securities Act of 1933 as amended, and (ii) use cash on hand (including proceeds of the Refinancing EETC) to indefeasibly repay the existing prepetition obligations secured by such aircraft, as applicable, which are currently financed through, as the case may be, an EETC financing entered into by American in July 2009 (the Series 2009-1 Pass Through Certificates), a secured notes financing entered into by American in July 2009 (the 2009-2 Senior Secured Notes) and an EETC financing entered into by American in October 2011 (the Series 2011-2 Pass Through Certificates and, together with the Series 2009-1 Pass Through Certificates and the 2009-2 Senior Secured Notes, the Existing Financings), in each case without the payment of any make-whole amount or other premium or prepayment penalty. American expects the Refinancing EETC structure to be substantially similar to the structure of the Series 2011-2 Pass Through Certificates, other than the economic terms (such as the interest rate) and certain terms and conditions to be in effect during its current Chapter 11 bankruptcy case.

The Bankruptcy Court approved the motion on January 17, 2013 and entered an order pursuant to such effect on February 1, 2013. The trustees for the Existing Financings have filed notice of appeal of such order of the Bankruptcy Court. The Company intends to continue to assert vigorously its rights to repay the Existing Financings without the payment of any make-whole amount or other premium or prepayment penalty, and the Company is considering all of its options, including the payment of the Existing Financings and closing the Refinancing EETC notwithstanding such appeal.

The Company filed a motion with the Bankruptcy Court on January 24, 2013, requesting entry of an order authorizing American to, among other things, (i) obtain postpetition financing in an amount of up to $750 million secured on a first priority basis by, among other things, up to eight Boeing 737-823 aircraft, one Boeing 777-223ER aircraft, and four Boeing 777-300ER aircraft as part of a new EETC financing (the New EETC) to be offered pursuant to Rule 144A under the Securities Act of 1933 as amended, and (ii) use cash on hand (including proceeds of the New EETC) to indefeasibly repay the existing prepetition obligations secured by certain of the Boeing 737-823 and Boeing 777-223ER aircraft, as applicable, which are currently financed through, as the case may be, prepetition mortgage loan facilities that are scheduled to mature in May 2013 and July 2013. American expects the New EETC structure to be substantially similar to other American EETCs, other than the economic terms (such as the interest rate) and certain terms and conditions to be in effect during its current Chapter 11 bankruptcy case.

The Bankruptcy Court entered an order approving the motion on February 15, 2013. There can be no assurance that either the Refinancing EETC or the New EETC will be able to be effected on acceptable terms, or at all.

Merger Agreement

Description of Agreement and Plan of Merger

On February 13, 2013, AMR Corporation (AMR or the Company), US Airways Group, Inc., a Delaware corporation (US Airways), and AMR Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of AMR (Merger Sub), entered into an Agreement and Plan of Merger (the Merger Agreement), providing for a business combination of AMR and US Airways. The Merger Agreement provides that, upon the terms and subject to the conditions set forth in the Merger Agreement, Merger Sub will merge with and into US Airways (the Merger), with US Airways as the surviving corporation and as a wholly owned subsidiary of AMR, Following the Merger, AMR will own, directly or indirectly, all of the equity interests of American Airlines, Inc. (American), US Airways and their direct and indirect subsidiaries (herein, the New American) The Merger Agreement and the transactions contemplated thereby, including the Merger, are subject to the approval of the Bankruptcy Court (as defined below), and are to be effected pursuant to a plan of reorganization (the Plan) of the Company and certain of its direct and indirect domestic subsidiaries (the Debtors) in connection with their currently pending cases under chapter 11 of title 11 of the United States Code, 11 U.S.C. Sections 101 et seq. (the Bankruptcy Code) in the United States Bankruptcy Court for the Southern District of New York (the Bankruptcy Court). The Plan is subject to confirmation and consummation in accordance with the requirements of the Bankruptcy Code.

Subject to the terms and conditions of the Merger Agreement, which has been approved by the boards of directors of the respective parties, if the Merger is completed, US Airways stockholders will receive one share of common stock of New American (New American Common Stock) for each share of US Airways common stock. The aggregate number of shares of New American Common Stock issuable to holders of US Airways equity instruments (including stockholders, holders of convertible notes, optionees and holders of restricted stock units) will represent 28% of the diluted capitalization of AMR after giving effect to the Plan. The remaining 72% diluted equity ownership of AMR will be distributable, pursuant to the Plan, to the Debtors’ stakeholders, labor unions and certain employees.

All of the equity interests in New American will be issued solely pursuant to the Merger Agreement or the Plan. All existing AMR common stock and other equity interests in AMR will be cancelled pursuant to the Plan, although, as set forth below, holders of such equity interests are expected to receive a recovery in the form of New American Common Stock.

The Merger is intended to qualify, for federal income tax purposes, as a reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.

The Merger Agreement provides that, upon consummation of the Merger, the board of directors of the combined company will initially consist of 12 members, composed of (i) Thomas W. Horton, AMR’s current chairman, chief executive officer and president, who will serve as chairman of New American until the earlier of (A) one year after the closing of the Merger and (B) the day immediately prior to the first annual meeting of stockholders of the combined company (provided that such meeting will not occur prior to May 1, 2014), (ii) W. Douglas Parker, US Airways’ current chief executive officer, who will serve as chief executive officer of New American and will serve as chairman of New American following the end of Mr. Horton’s term, (iii) two independent directors designated by AMR, (iv) three independent directors designated by US Airways, and (iv) five independent directors designated by a search committee consisting of representatives of the Official Committee of Unsecured Creditors of the Debtors and certain representatives of creditors signatory to the support agreements with AMR referred to below, one of whom will serve as lead independent director. Subject to applicable law, prior to the Merger, Messrs. Horton and Parker will engage in a planning process for integration purposes.

AMR and US Airways have each made customary representations, warranties and covenants in the Merger Agreement, including, among others, covenants (i) to conduct their businesses in the ordinary and usual course between the execution of the Merger Agreement and the consummation of the Merger and (ii) not to solicit alternative business combination transactions. In addition, the Merger Agreement contains “no shop” provisions that restrict each party’s ability to initiate, solicit or knowingly encourage or facilitate competing third-party proposals for any transaction involving a merger of such party or the acquisition of a significant portion of its stock or assets, although each party may consider competing, unsolicited proposals and enter into discussions or negotiations regarding such proposals, if its board of directors determines that any such acquisition proposal constitutes, or is reasonably likely to lead to, a superior proposal and that the failure to take such action is reasonably likely to be inconsistent with its fiduciary duties under applicable law.

US Airways has agreed to certain additional customary covenants in the Merger Agreement, including, among others, subject to certain exceptions, (i) to cause a stockholder meeting to be held to consider adoption of the Merger Agreement and (ii) for its board of directors to recommend adoption of the Merger Agreement by US Airways’ stockholders. AMR has also agreed to certain additional customary covenants in the Merger Agreement, including, among others, subject to certain exceptions, (i) to pursue confirmation of the Plan and (ii) for its board of directors to recommend adoption of the Merger Agreement by the Debtors’ stakeholders.

Consummation of the Merger is subject to customary conditions, including, among others: (i) approval of the stockholders of US Airways; (ii) expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 and the receipt of certain other regulatory approvals; (iii) absence of any order or injunction prohibiting the consummation of the Merger; (iv) Bankruptcy Court confirmation of the Plan, which must contain certain specified provisions defined in the Merger Agreement; (v) subject to certain exceptions, the accuracy of representations and warranties with respect to the business of AMR or US Airways, as applicable; (vi) each of AMR and US Airways having performed their respective obligations pursuant to the Merger Agreement; and (vii) receipt by each of the Company and US Airways of a customary tax opinion.

The Merger Agreement contains certain termination rights for AMR and US Airways, and further provides that, upon termination of the Merger Agreement under specified circumstances, (i) AMR may be required to pay US Airways a termination fee of $135 million in the event it terminates the agreement to enter into a superior proposal and $195 million if US Airways terminates the Merger Agreement in the event of a knowing and deliberate breach of the Merger Agreement by AMR and (ii) US Airways may be required to pay AMR a termination fee of $55 million in the event it terminates the agreement to enter into a superior proposal and $195 million if AMR terminates the Merger Agreement in the event of a knowing and deliberate breach of the Merger Agreement by US Airways.

Support Agreement and Term Sheet

On February 13, 2013, AMR and the other Debtors entered into a Support and Settlement Agreement (the Support Agreement) with certain holders of certain prepetition claims against one or more of the Debtors (such holders of claims, the Consenting Creditors), aggregating approximately $1.2 billion of prepetition unsecured claims. Pursuant to the terms of the Support Agreement, each Consenting Creditor has agreed, among other things, and subject to certain conditions, to (a) vote in favor of a Plan, which includes certain terms specified in a Term Sheet attached to the Support Agreement (the Term Sheet), (b) generally support confirmation and consummation of the Plan and (c) not to support or solicit any plan in opposition to the Plan. Confirmation and consummation of the Plan are subject to compliance with the provisions of the Bankruptcy Code and to the closing of the Merger.

The Support Agreement may be terminated upon the occurrence of certain events, including: (a) certain breaches by the Debtors or Consenting Creditors under the Support Agreement; (b) termination of the Merger Agreement or the announcement by AMR or US Airways of their intent to terminate the Merger Agreement (in which case the Support Agreement would terminate automatically); (c) the failure to meet certain milestones with respect to achieving confirmation and consummation of the Plan; (d) the filing, amendment or modification of certain documents, including the Plan, in a manner materially inconsistent with the Support Agreement and materially adverse to a Consenting Creditor (in which case the Support Agreement can be terminated by such Consenting Creditor solely with respect to itself); (e) the amendment or modification of the Merger Agreement in a manner that is materially adverse to a Consenting Creditor (in which case the Support Agreement can be terminated by such Consenting Creditor solely with respect to itself); and (f) if the volume weighted average price of US Airways’ common stock for the thirty trading days ending on the last trading day immediately prior to the date of termination is less than $10.40. Termination of the Support Agreement would give the Consenting Creditors the right to withdraw their support of the Plan.

As described in the Term Sheet, the Plan implements the Merger, incorporates a compromise and settlement of certain intercreditor and intercompany claim issues, and is to contain the following provisions relating to the treatment of prepetition unsecured claims against the Debtors and equity interests in AMR:

•

Unless they elect to receive alternative treatment, holders of prepetition unsecured claims against AMR or American that also are guaranteed by either such company (Double-Dip Unsecured Claims) will receive shares of preferred stock of New American (the New American Preferred Stock) that will be mandatorily convertible into shares of New American Common Stock on each of the 30th, 60th, 90th and 120th day after the effective date of the Plan. Upon the conversion of the New American Preferred Stock on the 120th day after the effective date of the Plan, all New American Preferred Stock will have been converted to New American Common Stock and no New American Preferred Stock will remain outstanding. The conversion price of the New American Preferred Stock will vary on each conversion date, based on the volume weighted average price of the shares of the New American Common Stock on the five trading days immediately preceding each conversion date, at a 3.5% discount, subject to a cap and a floor price. The New American Preferred Stock allocable to the Double-Dip Unsecured Claims will have a face amount equal to the allowed amount of their claims, including post-petition interest at the non-default rate;

•

Holders of prepetition unsecured claims that are not Double-Dip Unsecured Claims (and holders of Double-Dip Unsecured Claims that elect to receive such treatment) will receive shares of New American Preferred Stock, as well as shares of New American Common Stock;

•

Holders of existing AMR equity interests (including stock, warrants, restricted stock units and options) will receive a distribution of shares of New American Common Stock representing 3.5% of the total number of shares of New American Common Stock (on an as-converted basis) in addition to the potential to receive shares of New American Common Stock above such amount; and

•

The satisfaction of certain labor-related claims through the allocation to such claims of shares of New American Common Stock representing 23.6% of the total number of such shares of New American Common Stock ultimately distributed to holders of prepetition general unsecured creditors against the Debtors.

In each case, the distributions made to each of the foregoing stakeholders will be adjusted to take into account any reserves made for disputed claims under the Plan.